Document And Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer